ACQUISITION OF BUSINESSES (Details) - USD ($)		6 Months Ended
	May 27, 2022	Jun. 30, 2022	Mar. 31, 2022
BHI Energy
Disclosure of detailed information about business combination [line items]
Percentage of economic interests acquired	100.00%
Total consideration	$ 741,000,000
Percentage of voting rights acquired	100.00%
Intangible assets recognized	$ 325,000,000
Cash and cash equivalents recognized	21,000,000
Net other assets recognised	153,000,000
Deferred tax liabilities recognized	78,000,000
Goodwill recognized	320,000,000
Transaction costs recorded	4,000,000
Revenue of acquiree since acquisition date		$ 75,000,000
Net income of acquiree since acquisition date		0
Revenue if acquisition had been effective as of the beginning of period		570,000,000
Net loss if acquisition had been effective as of the beginning of period		$ 1,000,000
Non-controlling interest in acquiree recognised at acquisition date	$ 159,000,000
Spanish engineering and outage services business
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 23,000,000